Debt (Details) - Schedule of Long Term and Short Term Debt - USD ($)		6 Months Ended		12 Months Ended
		Sep. 30, 2024		Mar. 31, 2024		Mar. 31, 2023
Non-convertible debentures
Current portion of long-term debt				$ 5,049,483		$ 2,470,748
- from non-banking financial companies (NBFCs)
Non current portion of long-term debt						3,039,200
7.7% Debentures [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		11.61%
Maturities, Current portion of long-term debt		Nov. 15, 2024	[1]	Jun. 30, 2024	[2]
Current portion of long-term debt				$ 335,549		454,969
Mahindra & Mahindra Financial Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt	[3]
Maturities, Current portion of long-term debt	[2],[3]			Jun. 30, 2024
Current portion of long-term debt	[3]			$ 873,924
Mahindra & Mahindra Financial Services Limited [Member] | Related Party [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt	[3]
Maturities, Current portion of long-term debt	[2],[3]			Jun. 30, 2024
Current portion of long-term debt	[3]					1,054,887
Cholamandalam Investment and Finance [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt	[2]
Current portion of long-term debt						14,075
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt
Maturities, Non current portion of long-term debt	[2]
Non current portion of long-term debt						3,916
Tata Motors Finance Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		12.89%		13.05%
Maturities, Current portion of long-term debt		May 31, 2027	[1]	May 31, 2027	[2]
Current portion of long-term debt				$ 2,187,128		13,884
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt				13.05%
Maturities, Non current portion of long-term debt	[2]			May 31, 2027
Non current portion of long-term debt						2,551,521
Kotak Mahindra Financial Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		1.00%		1.00%
Maturities, Current portion of long-term debt		Feb. 28, 2025	[1]	Feb. 28, 2025	[2]
Current portion of long-term debt				$ 348,599		360,897
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt				1.00%
Maturities, Non current portion of long-term debt	[2]			Feb. 28, 2025
Non current portion of long-term debt						222,676
Nissan Renault Financial Services India Private Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt	[2]
Current portion of long-term debt						13,658
Jain and Sons Services Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Dec. 31, 2024	[1]	Dec. 31, 2024	[2]
Current portion of long-term debt				$ 47,992		29,228
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt
Maturities, Non current portion of long-term debt	[2]			Dec. 31, 2024
Non current portion of long-term debt						38,971
Mercury Car Rentals Private Limited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt
Maturities, Current portion of long-term debt		Nov. 30, 2024	[1]	Jun. 30, 2024	[2]
Current portion of long-term debt				$ 249,560		243,567
Orix Leasing and Financial Services India LTD [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt				13.41%
Maturities, Current portion of long-term debt		Dec. 31, 2025	[1]	Mar. 31, 2025	[2]
Current portion of long-term debt				$ 156,370		85,850
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt				13.41%
Maturities, Non current portion of long-term debt	[2]			Mar. 31, 2025
Non current portion of long-term debt						116,709
Clix Finance India Unlimited [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt				6.32%
Maturities, Current portion of long-term debt	[2]			Jul. 02, 2025
Current portion of long-term debt				$ 124,931		199,732
- from non-banking financial companies (NBFCs)
Effective interest rates, Non current portion of long-term debt				6.32%
Maturities, Non current portion of long-term debt	[2]			Jul. 02, 2025
Non current portion of long-term debt						105,407
AON Premium Finance LLC [Member]
Non-convertible debentures
Effective interest rates, Current portion of long-term debt		7.74%		7.74%
Maturities, Current portion of long-term debt		Sep. 28, 2024	[1]	Sep. 28, 2024	[2]
Current portion of long-term debt				$ 725,430

[1]	Maturities have been stated as per the respective agreements with the financiers. For Tata Motors Finance Limited, Orix Leasing and Financial Services India LTD and Clix Finance India Private Limited, due to non-payment of scheduled EMIs, the loan is immediately payable and is classified as current. The debts are not associated with any restrictive covenants.
[2]	Maturities have been stated as per the respective agreements with the financers. However, except for AON Premium Finance LLC, due to non-payment of scheduled EMIs, the loans are immediately payable and are classified as current. These debts are not associated with any restrictive covenants.
[3]

Mahindra & Mahindra Financial Services Limited is a related party till December 28, 2023, accordingly the outstanding balances as on March 31, 2024 with this related party has been disclosed under Term loan from NBFC - Others.

Further, fixed deposits amounting to $259,992 are marked as lien against the loan which is recognized under ‘Short term investments’ in the Consolidated Balance Sheet.